CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2024
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES	CONSOLIDATED VARIABLE INTEREST ENTITIES

As of December 31, 2024, the Company's consolidated financial statements included 35 variable interest entities, all of which had been determined that the Company is the primary beneficiary. These variable interest entities are all wholly-owned subsidiaries and own vessels with existing charters during which related and third parties have fixed price options or obligations to purchase the respective vessels, at dates varying from July 2025 to October 2029.

As of December 31, 2024, seven of the consolidated variable interest entities have vessels which are accounted for as investments in sales-type leases. As of December 31, 2024, the vessels had a carrying value of $35.2 million before credit loss provision, unearned lease income of $0.9 million and total option prices at the earliest exercise date of $31.2 million. The outstanding loan balances in these entities amounted to a total of $23.6 million, all of which was classified as short-term portion as of December 31, 2024.

As of December 31, 2024, 28 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets. As of December 31, 2024 the vessels had a total net book value of $1.1 billion. The outstanding loan balances in these entities amounted to a total of $721.8 million, of which the short-term portion was $231.9 million as of December 31, 2024.